Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Concentration of Risk and Financial Instruments [Abstract]
Schedule of Derivative Instruments
	Notional amount	Fair value
	U.S. Dollars
Options

Buy put options (Buy dollars and Sell NIS)	3,000	27

Sell call options (Sell dollars and Buy NIS)	3,000	(24)